Equity (Details)				1 Months Ended		12 Months Ended
		Jan. 21, 2023 shares	Dec. 23, 2022	Jul. 31, 2023 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 shares	Sep. 27, 2024 $ / shares	Aug. 31, 2022 shares
Equity [Line Items]
Stock split shares		2,571,109					104,400	1,363,283
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 2.59504
Reverse stock split		1-for-5 reverse stock split				1-for-5 reverse stock split
Authorized share capital						2,231,734,400
Divided ordinary shares						860,000,000
Ordinary shares, shares outstanding								44,069,300
Conversion ratio			0.7807324			0.7807324
Recapitalized ordinary share						3,265,837
Warrants to subscribe						17,964,879
Converted shares				16,389,445	1,000,000		1,000,000
After-tax profits percentage						10.00%
Reserve funds percentage						50.00%
Statutory reserves (in Dollars) | $					$ 1,117,828	$ 1,117,828	$ 1,117,828
Consolidated net assets (in Dollars) | $					$ 64,161,387	$ 66,396,340	$ 64,161,387
Baijiayun Group Ltd Equity [Member]
Equity [Line Items]
Stock split shares						10,019,844
Reverse stock split shares						653,168
Beijing Hydrogen [Member] | Common Stock [Member]
Equity [Line Items]
Shares issued for business acquisition							1,804,630
Beijing Deran [Member]
Equity [Line Items]
Stock split shares							25,558
Reverse stock split							1-for-5 reverse stock split
Conversion ratio			0.7807324
Class A ordinary shares [Member]
Equity [Line Items]
Stock split shares						3,592,980	10,019,844
Ordinary shares, par value (in Dollars per share) | $ / shares	[1],[2]				$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split						1-for-5 reverse stock split
Ordinary shares, shares authorized	[1],[2]				400,000,000	400,000,000	400,000,000
Ordinary shares, shares outstanding	[1],[2]				10,019,844	13,297,734	10,019,844
Ordinary shares, shares issued	[1],[2]				10,019,844	13,297,734	10,019,844
Class A ordinary shares [Member] | Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.519008
Reverse stock split						one
Class A ordinary shares [Member] | Common Stock [Member]
Equity [Line Items]
Shares issued for business acquisition							653,168
Class A ordinary shares [Member] | Baijiayun Group Ltd Equity [Member]
Equity [Line Items]
Stock split shares					200,000	16,103,995
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 2.59504
Reverse stock split						1-for-5 reverse stock split	1-for-5 reverse stock split
Ordinary shares, shares authorized						400,000,000
Ordinary shares, shares outstanding					50,099,149	10,019,844	50,099,149
Ordinary shares, shares issued						25,936,012
Warrants to subscribe						17,964,879
Converted shares					1,000,000
Class A ordinary shares [Member] | Baijiayun Group Ltd Equity [Member] | Warrant [Member]
Equity [Line Items]
Reverse stock split						1-for-5 reverse stock split
Reverse stock split shares						3,592,980
Class A ordinary shares [Member] | Baijiayun Group Ltd Equity [Member] | Equity [Member]
Equity [Line Items]
Reverse stock split						1-for-5 reverse stock split
Class A ordinary shares [Member] | Baijiayun Group Ltd Equity [Member] | Common Stock [Member]
Equity [Line Items]
Stock split shares							200,000
Class A ordinary shares [Member] | Beijing Hydrogen [Member]
Equity [Line Items]
Stock split shares							360,926
Acquisition of non-controlling interest							127,791
Class A ordinary shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.0001
Class A ordinary shares [Member] | Share Consolidation [Member] | Equity [Member]
Equity [Line Items]
Stock split shares						5
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.519008
Class B Ordinary Shares [Member]
Equity [Line Items]
Stock split shares						9,235,580	9,235,580
Ordinary shares, par value (in Dollars per share) | $ / shares	[1],[2]				$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split						1-for-5 reverse stock split	1-for-5 reverse stock split
Ordinary shares, shares authorized	[1],[2]				460,000,000	460,000,000	460,000,000
Ordinary shares, shares outstanding	[1],[2]				9,235,580	5,957,690	9,235,580
Ordinary shares, shares issued	[1],[2]				9,235,580	5,957,690	9,235,580
Class B Ordinary Shares [Member] | Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 2.59504
Reverse stock split						one
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Stock split shares							200,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 2.59504
Reverse stock split						five	1-for-5 reverse stock split
Shares issued for business acquisition
Class B Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member]
Equity [Line Items]
Stock split shares					200,000	1,481,212
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 2.59504		$ 2.59504
Reverse stock split						1-for-5 reverse stock split
Ordinary shares, shares authorized					460,000,000		460,000,000
Ordinary shares, shares outstanding				5,957,690	46,177,897		46,177,897
Ordinary shares, shares issued						1,000,000
Common share not deemed outstanding						7,406,060
Class B Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member] | Duo Duo International Limited [Member]
Equity [Line Items]
Stock split shares						10,916,792
Reverse stock split						1-for-5 reverse stock split
Ordinary shares, shares issued					54,583,957	7,406,060	54,583,957
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.0001
Common Stock [Member]
Equity [Line Items]
Authorized share capital						458,694,920
Par value (in Dollars per share) | $ / shares						$ 0.0001
Ordinary shares, shares issued										31,283,756

[1]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4.
[2]	Retrospectively restated for the 1-for-5 reverse stock split effective on May 30, 2024 and change in capital structure on September 27, 2024.